Organization, Basis of Presentation and Summary of Significant Accounting Policies - Activity of Representation and Warranties Reserve (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Balance, beginning of period	$ 78,070	$ 53,296	$ 69,542	$ 46,322	$ 46,322
Reserve charged to operations	12,601	10,859	34,262	25,574
Losses realized, net	(5,985)	(1,034)	(19,118)	(8,775)
Balance, end of period	$ 84,686	$ 63,121	84,686	63,121	69,542	$ 46,322
UNITED WHOLESALE MORTGAGE, LLC
Balance, beginning of period			$ 69,542	$ 46,322	46,322	32,999
Reserve charged to operations					36,510	19,153
Losses realized, net					(13,290)	(5,830)
Balance, end of period					$ 69,542	$ 46,322